Exhibit 99.1

World Omni Auto Receivables Trust 2015-B
Monthly Servicer Certificate
April 30, 2017

Dates Covered
Collections Period	04/01/17 - 04/30/17
Interest Accrual Period	04/17/17 - 05/14/17
30/360 Days	30
Actual/360 Days	28
Distribution Date	05/15/17

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 03/31/17	518,873,644.54	30,452
Yield Supplement Overcollateralization Amount 03/31/17	19,616,678.92	0
Receivables Balance 03/31/17	538,490,323.46	30,452
Principal Payments	20,957,530.74	676
Defaulted Receivables	1,287,713.38	59
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 04/30/17	18,526,277.40	0
Pool Balance at 04/30/17	497,718,801.94	29,717

Pool Statistics	$ Amount	# of Accounts
Aggregate Starting Principal Balance	1,080,585,328.57	48,642

Pool Factor	47.77%

Prepayment ABS Speed	1.48%

Overcollateralization Target Amount	22,397,346.09
Actual Overcollateralization	22,397,346.09

Weighted Average APR	4.06%
Weighted Average APR, Yield Adjusted	6.07%
Weighted Average Remaining Term	47.48

Delinquent Receivables:
Past Due 31-60 days	9,325,484.43	484
Past Due 61-90 days	2,202,828.84	114
Past Due 91-120 days	301,524.41	14
Past Due 121+ days	0.00	0
Total	11,829,837.68	612

Total 31+ Delinquent as % Ending Pool Balance	2.38%

Recoveries	806,980.25

Aggregate Net Losses/(Gains) - April 2017	480,733.13

Ratio of Net Loss to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses Ratio	1.07%
Prior Net Losses Ratio	1.09%
Second Prior Net Losses Ratio	1.13%
Third Prior Net Losses Ratio	1.31%
Four Month Average	1.15%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	1.23%

Flow of Funds	$ Amount

Collections	23,453,479.64
Advances	12,199.15
Investment Earnings on Cash Accounts	21,250.77
Servicing Fee	(448,741.94)
Interest Rate Swap Receipt	0.00
Transfer to Collection Account	0.00
Available Funds	23,038,187.62

Distributions of Available Funds
(1) Class A Interest	585,064.15
(2) First Priority Principal Distributable Amount	0.00
(3) Class B Interest	37,911.67
(4) Second Priority Principal Distributable Amount	0.00
(5) Required Reserve Account	0.00
(6) Noteholders' Principal Distributable Amount	20,202,874.69
(7) Distribution to Certificateholders	2,212,337.11
(8) Remaining Amounts	0.00

Total Distributions of Available Funds	23,038,187.62

Servicing Fee	448,741.94
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount

Original Class A	988,000,000.00
Original Class B	21,160,000.00

Total Class A & B
Note Balance @ 04/17/17	495,524,330.54
Principal Paid	20,202,874.69
Note Balance @ 05/15/17	475,321,455.85

Class A-1
Note Balance @ 04/17/17	0.00
Principal Paid	0.00
Note Balance @ 05/15/17	0.00
Note Factor @ 05/15/17	0.0000000%

Class A-2a
Note Balance @ 04/17/17	78,213,105.98
Principal Paid	13,696,864.16
Note Balance @ 05/15/17	64,516,241.82
Note Factor @ 05/15/17	23.0415149%

Class A-2b
Note Balance @ 04/17/17	37,151,224.56
Principal Paid	6,506,010.53
Note Balance @ 05/15/17	30,645,214.03
Note Factor @ 05/15/17	23.0415143%

Class A-3
Note Balance @ 04/17/17	234,000,000.00
Principal Paid	0.00
Note Balance @ 05/15/17	234,000,000.00
Note Factor @ 05/15/17	100.0000000%

Class A-4
Note Balance @ 04/17/17	125,000,000.00
Principal Paid	0.00
Note Balance @ 05/15/17	125,000,000.00
Note Factor @ 05/15/17	100.0000000%

Class B
Note Balance @ 04/17/17	21,160,000.00
Principal Paid	0.00
Note Balance @ 05/15/17	21,160,000.00
Note Factor @ 05/15/17	100.0000000%

Interest & Principal Payments	$ Amount

Total Interest Paid	622,975.82
Total Principal Paid	20,202,874.69
Total Paid	20,825,850.51

Class A-1
Coupon	0.41000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2a
Coupon	0.96000%
Interest Paid	62,570.48
Principal Paid	13,696,864.16
Total Paid to A-2a Holders	13,759,434.64

Class A-2b
One-Month Libor	0.99389%
Coupon	1.39389%
Interest Paid	40,277.00
Principal Paid	6,506,010.53
Total Paid to A-2b Holders	6,546,287.53

Class A-3
Coupon	1.49000%
Interest Paid	290,550.00
Principal Paid	0.00
Total Paid to A-3 Holders	290,550.00

Class A-4
Coupon	1.84000%
Interest Paid	191,666.67
Principal Paid	0.00
Total Paid to A-4 Holders	191,666.67

Class B
Coupon	2.15000%
Interest Paid	37,911.67
Principal Paid	0.00
Total Paid to B Holders	37,911.67

Distribution per $1,000 of Notes	Total

Total Interest Distribution Amount	0.6173212
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	20.0194961
Total Distribution Amount	20.6368173

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2a Interest Distribution Amount	0.2234660
A-2a Interest Carryover Shortfall	0.0000000
A-2a Principal Distribution Amount	48.9173720
Total A-2a Distribution Amount	49.1408380

A-2b Interest Distribution Amount	0.3028346
A-2b Interest Carryover Shortfall	0.0000000
A-2b Principal Distribution Amount	48.9173724
Total A-2b Distribution Amount	49.2202070

A-3 Interest Distribution Amount	1.2416667
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	1.2416667

A-4 Interest Distribution Amount	1.5333334
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	1.5333334

B Interest Distribution Amount	1.7916668
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	1.7916668

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.00
Noteholders' Principal Distributable Amount	1,000.00

Account Balances	$ Amount

Advances
Balance as of 03/31/17	95,133.55
Balance as of 04/30/17	107,332.70
Change	12,199.15

Reserve Account
Balance as of 04/17/17	2,581,024.89
Investment Earnings	1,909.76
Investment Earnings Paid	(1,909.76)
Deposit/(Withdrawal)	-
Balance as of 05/15/17	2,581,024.89
Change	-

Required Reserve Amount	2,581,024.89